Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cca+ NYS

03055652

1-14100

NYSE

June 6, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, IMPAC MORTGAGE HOLDINGS, INC., Common Stock, $.01 par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 6, 2003. Tentative listing date – June 11, 2003.

Sincerely,

[signature]